SEGMENTS (Tables)	3 Months Ended
Mar. 31, 2017
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Segments
The following tables set forth certain selected financial information for our operating segments for the periods indicated:

Three Months Ended March 31, 2017	Natural Gas Gathering and Processing	Natural Gas Liquids (a)	Natural Gas Pipelines (b)	Total
	(Thousands of dollars)
Sales to unaffiliated customers	$400,149	$2,244,000	$104,924	$2,749,073
Intersegment revenues	261,127	147,984	1,894	411,005
Total revenues	661,276	2,391,984	106,818	3,160,078
Cost of sales and fuel (exclusive of depreciation and items shown separately below)	(488,384)	(2,048,693)	(16,603)	(2,553,680)
Operating costs	(71,789)	(78,743)	(31,753)	(182,285)
Equity in net earnings from investments	2,630	13,722	23,212	39,564
Other	234	(41)	1,284	1,477
Segment adjusted EBITDA	$103,967	$278,229	$82,958	$465,154

Depreciation and amortization	$(44,968)	$(41,115)	$(12,543)	$(98,626)
Total assets	$5,296,359	$8,194,835	$1,945,407	$15,436,601
Capital expenditures	$63,151	$20,453	$25,014	$108,618
(a) - The Natural Gas Liquids segment has regulated and nonregulated operations. The Natural Gas Liquids segment’s regulated operations had revenues of $296.3 million, of which $252.9 million related to sales within the segment and cost of sales and fuel of $116.5 million.
(b) - The Natural Gas Pipelines segment has regulated and nonregulated operations. The Natural Gas Pipelines segment’s regulated operations had revenues of $68.9 million and cost of sales and fuel of $14.1 million.

Three Months Ended March 31, 2017	Total Segments	Other and Eliminations	Total
	(Thousands of dollars)
Reconciliations of total segments to consolidated
Sales to unaffiliated customers	$2,749,073	$538	$2,749,611
Intersegment revenues	411,005	(411,005)	—
Total revenues	$3,160,078	$(410,467)	$2,749,611

Cost of sales and fuel (exclusive of depreciation and operating costs)	$(2,553,680)	$409,837	$(2,143,843)
Operating costs	$(182,285)	$(9,637)	$(191,922)
Depreciation and amortization	$(98,626)	$(793)	$(99,419)
Equity in net earnings from investments	$39,564	$—	$39,564
Total assets	$15,436,601	$630,957	$16,067,558
Capital expenditures	$108,618	$4,119	$112,737

Three Months Ended March 31, 2016	Natural Gas Gathering and Processing	Natural Gas Liquids (a)	Natural Gas Pipelines (b)	Total
	(Thousands of dollars)
Sales to unaffiliated customers	$317,046	$1,371,425	$85,474	$1,773,945
Intersegment revenues	114,965	115,965	499	231,429
Total revenues	432,011	1,487,390	85,973	2,005,374
Cost of sales and fuel (exclusive of depreciation and items shown separately below)	(266,300)	(1,156,950)	(3,932)	(1,427,182)
Operating costs	(69,606)	(73,182)	(27,513)	(170,301)
Equity in net earnings from investments	2,815	13,347	16,752	32,914
Other	1,115	(436)	3,059	3,738
Segment adjusted EBITDA	$100,035	$270,169	$74,339	$444,543

Depreciation and amortization	$(41,851)	$(40,706)	$(11,179)	$(93,736)
Total assets	$5,196,190	$8,016,245	$1,847,352	$15,059,787
Capital expenditures	$141,497	$34,207	$17,948	$193,652
(a) - The Natural Gas Liquids segment has regulated and nonregulated operations. The Natural Gas Liquids segment’s regulated operations had revenues of $281.8 million, of which $230.8 million related to sales within the segment and cost of sales and fuel of $106.8 million.
(b) - The Natural Gas Pipelines segment has regulated and nonregulated operations. The Natural Gas Pipelines segment’s regulated operations had revenues of $54.8 million and cost of sales and fuel of $5.6 million.

Three Months Ended March 31, 2016	Total Segments	Other and Eliminations	Total
	(Thousands of dollars)
Reconciliations of total segments to consolidated
Sales to unaffiliated customers	$1,773,945	$514	$1,774,459
Intersegment revenues	231,429	(231,429)	—
Total revenues	$2,005,374	$(230,915)	$1,774,459

Cost of sales and fuel (exclusive of depreciation and operating costs)	$(1,427,182)	$231,444	$(1,195,738)
Operating costs	$(170,301)	$(6,714)	$(177,015)
Depreciation and amortization	$(93,736)	$(742)	$(94,478)
Equity in net earnings from investments	$32,914	$—	$32,914
Total assets	$15,059,787	$441,362	$15,501,149
Capital expenditures	$193,652	$2,759	$196,411

	Three Months Ended
	March 31,
	2017	2016
Reconciliation of income from continuing operations to total segment adjusted EBITDA	(Thousands of dollars)
Income from continuing operations	$186,185	$175,911
Add:
Interest expense, net of capitalized interest	116,462	118,247
Depreciation and amortization	99,419	94,478
Income taxes	54,941	50,066
Other noncash items and equity AFUDC	8,147	5,841
Total segment adjusted EBITDA	$465,154	$444,543